NET (LOSS) INCOME PER SHARE (Details) (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Incremental weighted average shares from assumed exercise of share option	0	7,631,964	620,154